As filed with the Securities and Exchange Commission on October 10, 2014
SECURITIES ACT FILE NO. 333-134551
INVESTMENT COMPANY ACT FILE NO. 811-21906

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_ |
Post Effective Amendment No. 334	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 337	|X|
(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)
(312) 827-0100
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606

(Name and Address of Agent for Service)
Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X___ ON NOVEMBER 7, 2014 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 327 to its Registration Statement until November 7, 2014. Parts A, B and C of Registrant's Post-Effective Amendment No. 327 under the Securities Act of 1933 and Amendment No. 330 under the Investment Company Act of 1940, filed on September 16, 2014, are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 10th day of October, 2014.

CLAYMORE EXCHANGE-TRADED FUND TRUST

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*	Trustee	October 10, 2014
Randall C. Barnes
*	Trustee	October 10, 2014
Roman Friedrich III
*	Trustee	October 10, 2014
Robert B. Karn III
*	Trustee	October 10, 2014
Ronald A. Nyberg
*	Trustee	October 10, 2014
Ronald E. Toupin, Jr.
*	Trustee	October 10, 2014
Donald A. Chubb, Jr.
*	Trustee	October 10, 2014
Jerry B. Farley
*	Trustee	October 10, 2014
Maynard F. Oliverius

/s/ Donald C. Cacciapaglia	Trustee, President and Chief Executive Officer	October 10, 2014
Donald C. Cacciapaglia

/s/ John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	October 10, 2014
John L. Sullivan

/s/ Mark E. Mathiasen		October 10, 2014
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney